Leases (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
LEASES [Abstract]
2015	$ 209,885
2016	170,306
2017	166,753
2018	151,952
2019	122,667
2020 and thereafter	421,251
Total	$ 1,242,814